UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________
FORM N-PX
________
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number:  811-03447
SEI Tax Exempt Trust
(Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices)
________

Timothy D. Barto, Esquire
SEI Tax Exempt Trust
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
CC:
Timothy W. Levin, Esquire
Morgan, Lewis & Brockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
________

Registrant’s telephone number, including area code: 1-800-342-5734
Date of Fiscal Year End: August 31
Date of Reporting Period: July 1, 2021 to June 30, 2022
________

Item 1. Proxy Voting Record.
Attached are the proxy voting records for the following funds, each of which is a series of  SEI Tax Exempt Trust:
CALIFORNIA MUNICIPAL BOND FUND

 INTERMEDIATE-TERM MUNICIPAL FUND

MASSACHUSETTS MUNICIPAL BOND FUND

NEW JERSEY MUNICIPAL BOND FUND

 NEW YORK MUNICIPAL BOND FUND
 PENNSYLVANIA MUNICIPAL BOND FUND
SHORT DURATION MUNICIPAL FUND

 Tax-Advantaged Income Fund
INSTITUTIONAL TAX FREE FUND (CLOSED)
TAX FREE FUND (CLOSED)
Tax Free Conservative Fund (CLOSED)

Registrant Name : SEI Tax Exempt Trust
Fund Name : INTERMEDIATE TERM MUNICIPAL FUND
Date of Fiscal Year End : August 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : CALIFORNIA MUNICIPAL BOND FUND
Date of Fiscal Year End : August 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : MASSACHUSETTS MUNICIPAL BOND FUND
Date of Fiscal Year End : August 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : NEW JERSEY MUNICIPAL BOND FUND
Date of Fiscal Year End : August 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : NEW YORK MUNICIPAL BOND FUND
Date of Fiscal Year End : August 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : PENNSYLVANIA MUNICIPAL BOND FUND
Date of Fiscal Year End : August 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : INSTITUTIONAL TAX FREE FUND^CLOSED
Date of Fiscal Year End : August 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : TAX FREE FUND^CLOSED
Date of Fiscal Year End : August 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : Tax Free Conservative Fund^CLOSED
Date of Fiscal Year End : August 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : SHORT DURATION MUNICIPAL BOND FUND
________________________________________________________________________________
Nuveen New York AMT-Free Quality Municipal Income Fund
Ticker     Security ID:             Meeting Date          Meeting Status
NRK        CUSIP 670656867          08/04/2021            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Jack B. Evans      Mgmt       For        For        For
1.2        Elect Joanne T. Medero   Mgmt       For        For        For
1.3        Elect Matthew Thornton   Mgmt       For        For        For
            III

1.4        Elect William C. Hunter  Mgmt       For        For        For
1.5        Elect Albin F. Moschner  Mgmt       For        For        For

________________________________________________________________________________

Fund Name : TAX-ADVANTAGED INCOME FUND
________________________________________________________________________________
Alabama Power Company
Ticker     Security ID:             Meeting Date          Meeting Status
ALP-PQ     CUSIP 010392462          04/22/2022            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Angus R. Cooper    Mgmt       For        For        For
2          Elect Mark. A            Mgmt       For        For        For
            Crosswhite

3          Elect O.B. Grayson       Mgmt       For        For        For
            Hall
            Jr.

4          Elect Anthony A. Joseph  Mgmt       For        Against    Against
5          Elect Catherine J.       Mgmt       For        For        For
            Randall

6          Elect Kevin B. Savoy     Mgmt       For        For        For
7          Elect R. Mitchell        Mgmt       For        For        For
            Shackleford

8          Elect Charisse D.        Mgmt       For        For        For
            Stokes

9          Elect Selwyn M. Vickers  Mgmt       For        For        For
10         Elect Phillip M. Webb    Mgmt       For        For        For
________________________________________________________________________________
Puerto Rico Infrastructure Financing Authority
Ticker     Security ID:             Meeting Date          Meeting Status
NA         CUSIP 745220EY5          11/03/2021            Take No Action
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Vote On The Qualifying   Mgmt       N/A        TNA        N/A
            Modification. Select
            For To Accept The
            Modification. Select
            Against To Reject The
            Modification. Abstain
            Is Not A Valid Voting
            Option And Will Not
            Count

2          Opt Out Of The           Mgmt       N/A        TNA        N/A
            Release. (For = Opt
            Out, Against Or
            Abstain = Do Not Opt
            Out)

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By: /s/ Robert Nesher

Robert Nesher

President

Date: July 20, 2022